Financial instruments and risk management - Interest rate risk - Narrative (Details)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	100.00%	100.00%
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	77.00%	77.00%
Minimum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	40.00%
Maximum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	90.00%